Prepayments	12 Months Ended
Dec. 31, 2025
Prepayments [Abstract]
Prepayments
8.	Prepayments

	December 31,	December 31,
	2025	2024
Advertising and promotion	$1,594,444	$231,250
Consulting fees	—	100,000
Management fees	100,000	—
Other prepayments and deposits	3,578	60,399
	$1,698,022	$391,649

Other prepayments and deposits consists of advances to suppliers for tower and fiber network construction, advance payments for insurance premiums, deposits, and or other services expected to be utilized within the next twelve months.